SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 80,357	$ 76,742
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 15,812	$ 23,313
Maturity	January 10, 2022 - September 3, 2024	April 2, 2020 - June 27, 2024
Bonds [Member] | Bottom of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	5.38%	6.00%
Bonds [Member] | Top of Range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rates	13.00%	13.00%
Money market instruments [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 64,545	$ 53,429